Capital stock (Tables)	12 Months Ended
Mar. 30, 2013
Equity [Abstract]
Summary of Common Stock Outstanding

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 26, 2011	3,672,535	$22,282	7,717,970	$38,613	11,390,505	$60,895
Exercise of stock options	1,080	1	—	—	1,080	1

Balance as of March 31, 2012	3,673,615	$22,283	7,717,970	$38,613	11,391,585	$60,896
Stock rights offering	3,442,026	3,593	—	—	3,442,026	3,593

Balance as of March 30, 2013	7,115,641	$25,876	7,717,970	$38,613	14,833,611	$64,489